Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Investments
Investments as of December 31, 2022 and December 31, 2021 are as follows (in thousands):

	December 31,	December 31,
	2022	2021
Equity method investments	$23,548	$—
Equity investments without readily determinable fair values	134	—

Total investments	$23,682	$—